Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment, Net
Total	$ 7,213,405	$ 3,976,478
Less: Accumulated depreciation	(3,002,354)	(2,032,928)
Property, plant and equipment, net	4,211,051	1,943,550
Depreciation expenses	1,153,606	899,018	$ 555,762
Electronic equipment and software
Property, Plant and Equipment, Net
Total	6,353,867	3,182,880
Office equipment and furniture
Property, Plant and Equipment, Net
Total	157,009	147,487
Motor vehicles
Property, Plant and Equipment, Net
Total	82,470	82,470
Leasehold improvements
Property, Plant and Equipment, Net
Total	596,345	485,131
Construction in Progress
Property, Plant and Equipment, Net
Total	$ 23,714	$ 78,510